Analysis of the Change in Cumulative Foreign Currency Translation Adjustments - Accumulated other comprehensive loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Accumulated other comprehensive loss, beginning balance	$ (206)	$ (218)	$ (218)	$ (170)
Foreign currency translation adjustment	39	(105)	12	(48)
Accumulated other comprehensive loss, ending balance	$ (167)	$ (323)	$ (206)	$ (218)